Expense Example	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class D Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class D Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class D Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class D Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Tax-Free Oregon Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	339	537	752	1,371	242	503	890	1,973	91	348	625	1,417	40	191	354	830	33	170	320	757	532	800	1,089	1,909	60	288	535	1,241	538	781	1,044	1,794	66	268	487	1,117